Derivatives - Pre-tax net gains and losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net unrealized gains (losses)	$ (2,425)	$ 4,526	$ (7,285)	$ 3,510	$ 8,178	$ 3,581
Designated as hedges | Cash flow hedging | Coffee derivatives | Cost of sales
Derivatives
Net realized gains (losses)	2,701	1,302	6,831	1,900	7,197	1,746
Not designated as hedges | Cash flow hedging | Forward Contract and Other Cost of Sales
Derivatives
Net unrealized gains (losses)					$ (4,799)	$ 2,176
Not designated as hedges | Cash flow hedging | Forward sales and purchase contracts | Cost of sales
Derivatives
Net unrealized gains (losses)	$ 291	$ (3,038)	$ 7,237	$ (581)